UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2010

Date of reporting period:  February 28, 2010

Item 1. Schedule of Investments.

Mariner 130/30 Fund
Schedule of Investments (Unaudited)
February 28, 2010

	Shares	Value
COMMON STOCKS - 122.65%
Administrative and Support Services - 0.76%
priceline.com, Inc. (a)	460	104,310
Air Transportation - 1.72%
UAL Corp. (a)	7,050	120,908
US Airways Group, Inc. (a)	15,600	114,348
		235,256
Ambulatory Health Care Services - 1.54%
Amedisys, Inc. (a)	1,650	95,123
Coventry Health Care, Inc. (a)	4,990	115,668
		210,791
Broadcasting (except Internet) - 1.61%
CBS Corp. (a)	8,400	109,061
Discovery Communications, Inc. (a)	4,040	111,108
		220,169
Chemical Manufacturing - 8.04%
Ashland, Inc.	2,240	105,459
Biogen Idec, Inc. (a)	2,010	110,826
Bristol-Myers Squibb Co.	3,790	92,893
Eastman Kodak Co. (a)	19,820	117,731
Eli Lilly & Co.	3,280	112,635
Gilead Sciences, Inc. (a)	2,470	117,597
Huntsman Corp. (a)	7,890	108,891
Par Pharmaceutical Cos, Inc. (a)	4,530	113,386
PolyOne Corp. (a)	13,600	109,450
Revlon, Inc. (a)	7,190	108,928
		1,097,796
Clothing and Clothing Accessories Stores - 0.79%
Saks, Inc. (a)	15,340	107,895
Computer and Electronic Product Manufacturing - 9.79%
Advanced Micro Devices, Inc. (a)	14,000	110,977
Amkor Technology, Inc. (a)	20,020	120,520
Citrix Systems, Inc. (a)	2,580	110,452
EchoStar Corp. (a)	6,060	122,048
Fairchild Semiconductor International, Inc. (a)	9,430	97,318
Harris Corp.	2,650	119,833
InterDigital, Inc. (a)	3,640	93,366
Jabil Circuit, Inc.	7,840	118,933
Lexmark International, Inc. (a)	3,300	112,563
National Semiconductor Corp. (a)	7,580	109,432
SanDisk Corp. (a)	3,870	111,997
Western Digital Corp. (a)	2,820	109,241
		1,336,680
Credit Intermediation & Related Activities - 6.47%
AmeriCredit Corp. (a)	5,600	124,600
East West Bancorp, Inc.	5,460	95,659
Ezcorp, Inc. (a)	5,080	100,228
Investors Bancorp, Inc. (a)	8,210	105,663
Net 1 UEPS Technologies, Inc. (a)	6,420	113,313
PNC Financial Services Group, Inc.	2,170	116,659
Wells Fargo & Co.	4,120	112,641
Westamerica Bancorporation	2,100	115,248
		884,011
Credit Intermediation and Related Activities - 4.84%
American Express Co. (a)	2,900	110,685
Citigroup, Inc. (a)	32,580	111,485
Commerce Bancshares, Inc. (a)	2,710	109,900
Glacier Bancorp, Inc. (a)	7,690	110,817
H&R Block, Inc. (a)	6,370	110,323
PHH Corp. (a)	5,810	107,846
		661,056
Data Processing, Hosting & Related Services - 1.72%
Earthlink, Inc.	14,500	120,930
Total System Services, Inc.	8,000	113,920
		234,850
Data Processing, Hosting and Related Services - 0.81%
AOL, Inc. (a)	4,460	110,819
Educational Services - 2.39%
Corinthian Colleges, Inc. (a)	6,650	107,863
Devry Inc	1,740	109,901
ITT Educational Services, Inc. (a)	1,000	109,040
		326,804
Electrical Equipment, Appliance, and Component Manufacturing - 1.65%
General Cable Corp. (a)	4,670	114,088
Whirlpool Corp. (a)	1,320	110,857
		224,945
Fabricated Metal Product Manufacturing - 2.44%
Commercial Metals Co.	6,680	109,552
Timken Co.	4,110	107,805
Watts Water Technologies, Inc.	3,960	115,474
		332,831
Food Manufacturing - 3.15%
Dean Foods Co. (a)	7,520	109,832
Dole Food Co., Inc. (a)	9,500	111,435
Hershey Co. (a)	2,780	110,559
Sanderson Farms, Inc.	2,000	97,920
		429,746
Food Services and Drinking Places - 1.62%
Cracker Barrel Old Country Store, Inc. (a)	2,530	110,702
Darden Restaurants, Inc. (a)	2,740	111,010
		221,712
Funds, Trusts, and Other Financial Vehicles - 0.78%
Apollo Investment Corp.	9,090	105,989
Furniture and Related Product Manufacturing - 0.80%
Pier 1 Imports, Inc. (a)	17,760	109,831
General Merchandise Stores - 1.56%
99 Cents Only Stores (a)	6,750	111,853
BJ's Wholesale Club, Inc. (a)	2,810	101,638
		213,491
Health and Personal Care Stores - 1.65%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,080	111,446
Walgreen Co.	3,220	113,473
		224,919
Insurance Carriers & Related Activities - 3.91%
American International Group, Inc. (a)	3,900	96,603
Delphi Financial Group, Inc.	4,760	101,531
Humana, Inc. (a)	2,400	113,592
Montpelier Re Holdings Ltd.	6,960	123,470
Protective Life Corp.	5,360	98,410
		533,606
Insurance Carriers and Related Activities - 3.22%
Aspen Insurance Holdings Ltd. (a)	3,860	109,157
Everest Re Group Ltd. (a)	1,290	110,215
Tower Group, Inc. (a)	4,760	108,801
Wellpoint, Inc. (a)	1,800	112,167
		440,340
Leather and Allied Product Manufacturing - 1.55%
Skechers U.S.A., Inc. (a)	3,290	101,102
Timberland Co. (a)	5,970	111,042
		212,144
Machinery Manufacturing - 5.55%
Briggs & Stratton Corp.	5,580	97,706
Lufkin Industries, Inc.	1,460	106,653
Manitowoc Co., Inc. (a)	9,580	110,847
Oil States International, Inc. (a)	2,500	107,550
Parker Hannifin Corp. (a)	1,880	113,299
Tessera Technologies, Inc. (a)	6,200	111,352
Toro Company	2,510	110,490
		757,897
Management of Companies and Enterprises - 0.81%
City National Corp. (a)	2,210	110,168
Merchant Wholesalers, Durable Goods - 2.38%
AAR Corp. (a)	4,850	110,407
Owens & Minor, Inc.	2,310	103,142
WESCO International, Inc. (a)	3,850	111,099
		324,648
Merchant Wholesalers, Nondurable Goods - 4.29%
AmerisourceBergen Corp.	4,300	120,572
Cardinal Health, Inc.	3,560	120,933
Fresh Del Monte Produce, Inc. (a)	5,730	111,219
International Paper Co.	5,090	117,935
McKesson Corp.	1,950	115,343
		586,002
Mining (except Oil and Gas) - 2.46%
AMCOL International Corp.	4,710	119,822
Hecla Mining Co. (a)	21,320	110,681
Newmont Mining Corp.	2,130	104,966
		335,469
Miscellaneous Manufacturing - 2.39%
CareFusion Corp. (a)	4,490	113,328
Hillenbrand, Inc. (a)	5,470	109,516
Invacare Corp.	3,780	103,118
		325,962
Nonmetallic Mineral Product Manufacturing - 0.87%
Cabot Microelectronics Corp. (a)	3,350	118,590
Nonstore Retailers - 0.80%
HSN, Inc. (a)	5,030	108,950
Oil and Gas Extraction - 2.44%
EXCO Resources, Inc. (a)	5,750	109,319
Noble Energy, Inc. (a)	1,550	112,449
Unit Corp. (a)	2,560	111,282
		333,050
Paper Manufacturing - 2.44%
Domtar Corp. (a)	1,930	100,881
Graphic Packaging Holding Co. (a)	35,020	121,870
Kimberly-Clark Corp. (a)	1,830	111,211
		333,962
Personal and Laundry Services - 0.81%
Healthcare Services Group, Inc. (a)	5,040	110,336
Petroleum and Coal Products Manufacturing - 0.79%
Frontier Oil Corp. (a)	8,800	108,371
Pipeline Transportation - 0.85%
Williams Cos, Inc.	5,410	116,531
Plastics and Rubber Products Manufacturing - 0.80%
Carlisle Cos, Inc. (a)	3,180	109,599
Printing and Related Support Activities - 0.80%
RR Donnelley & Sons Co. (a)	5,490	109,418
Professional, Scientific, and Technical Services - 7.94%
CACI International, Inc. (a)	2,450	121,422
Corporate Executive Board Co. (a)	4,820	109,987
DST Systems Inc. (a)	2,620	100,687
Factset Research Systems, Inc.	1,440	95,328
MAXIMUS, Inc. (a)	1,920	110,940
Parexel International Corp. (a)	5,250	105,787
Pharmaceutical Product Development, Inc. (a)	5,220	109,483
Solera Holdings, Inc. (a)	3,200	109,689
Towers Watson & Co. (a)	2,550	112,432
Unisys Corp. (a)	3,110	108,570
		1,084,325
Publishing Industries (except Internet) - 2.46%
American Greetings Corp. (a)	5,840	111,326
Blackbaud, Inc. (a)	4,710	110,126
Scholastic Corp.	3,910	114,954
		336,406
Real Estate - 0.73%
Jones Lang Lasalle, Inc.	1,560	99,356
Rental and Leasing Services - 1.76%
Aircastle Ltd.	12,430	120,944
Avis Budget Group, Inc. (a)	11,360	119,591
		240,535
Specialty Trade Contractors - 0.80%
EMCOR Group, Inc. (a)	4,690	108,654
Sporting Goods, Hobby, Book, and Music Stores - 0.80%
Jo-ann Stores, Inc. (a)	2,890	109,702
Support Activities for Mining - 1.61%
Complete Production Services, Inc. (a)	7,940	110,828
RPC, Inc. (a)	8,820	109,499
		220,327
Telecommunications - 3.95%
DISH Network Corp.	5,030	100,449
Liberty Media Corp. (a)	8,910	113,083
Qwest Communications International, Inc.	22,030	100,457
Telephone & Data Systems, Inc.	3,640	113,605
United States Cellular Corp. (a)	3,060	111,263
		538,857
Transportation Equipment Manufacturing - 3.18%
Johnson Controls, Inc. (a)	3,560	110,871
Oshkosh Corp. (a)	3,190	121,603
Tenneco, Inc. (a)	5,180	104,429
Trinity Industries, Inc.	5,780	97,277
		434,180
Truck Transportation - 0.82%
Knight Transportation, Inc. (a)	5,640	111,547
Utilities - 6.52%
Avista Corp.	5,710	116,256
CMS Energy Corp. (a)	7,220	110,243
Constellation Energy Group, Inc. (a)	3,160	110,940
Integrys Energy Group, Inc.	2,190	96,535
Laclede Group, Inc.	3,630	119,028
NiSource, Inc. (a)	7,370	110,899
Northeast Utilities	4,610	118,016
Unisource Energy Corp. (a)	3,680	108,736
		890,653
Wholesale Electronic Markets and Agents and Brokers - 0.79%
Tech Data Corp. (a)	2,530	108,142
TOTAL COMMON STOCKS (Cost $16,569,005)		$16,971,999

REAL ESTATE INVESTMENT TRUSTS - 6.62%
Funds, Trusts, and Other Financial Vehicles - 5.72%
Annaly Capital Management, Inc.	6,780	$124,616
Chimera Investment Corp.	29,630	118,520
Cousins Properties, Inc. (a)	15,340	110,921
Digital Realty Trust, Inc.	1,930	99,549
Equity Lifestyle Properties, Inc. (a)	2,230	111,718
MFA Financial, Inc. (a)	15,560	111,839
SL Green Realty Corp.	2,050	104,673
		781,836
Real Estate - 0.90%
Public Storage	1,490	122,463
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $882,658)		$904,299

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.98%
Money Market Funds - 1.98%
AIM STIT-STIC Prime Portfolio	$269,812	$269,812
TOTAL SHORT TERM INVESTMENTS (Cost $269,812)		$269,812

Total Investments (Cost $17,721,475) - 131.25%		$17,925,739
Liabilities in Excess of Other Assets - (31.25)%		(4,268,034)
TOTAL NET ASSETS - 100.00%		$13,657,705

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows*:

Cost of investments		$17,721,475
Gross unrealized appreciation		1,441,124
Gross unrealized depreciation		(1,212,866)
Net unrealized appreciation		$228,258

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated November
30, 2010.

Summary of Fair Value Exposure at February 28, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Accommodation and Food Service	$ 221,712	$ -	$ -	$ 221,712
Administrative and Support and Waste Management and Remediation Services	214,645	-	-	214,645
Construction	108,654	-	-	108,654
Educational Services	326,768	-	-	326,768
Finance and Insurance	3,298,838	-	-	3,298,838
Health Care and Social Assistance	210,791	-	-	210,791
Information	1,661,242	-	-	1,661,242
Manufacturing	5,821,705	-	-	5,821,705
Mining, Quarrying, and Oil and Gas Extraction	888,846	-	-	888,846
Professional, Scientific, and Technical Services	1,084,958	-	-	1,084,958
Real Estate and Rental and Leasing	570,201	-	-	570,201
Retail Trade	874,788	-	-	874,788
Transportation and Warehousing	463,334	-	-	463,334
Utilities	890,653	-	-	890,653
Wholesale Trade	1,018,792	-	-	1,018,792
Total Equity	17,655,927	-	-	17,655,927

Short-Term Investments	269,812	-	-	269,812

Total Investments in Securities	$ 17,925,739	$ -	$ -	$ 17,925,739

Securities Sold Short	$ 4,032,219	$ -	$ -	$ 4,032,219

Mariner 130/30 Fund
Schedule of Securities Sold Short (Unaudited)
February 28, 2010

	Shares	Value
Acxiom Corp.	3,980	$67,211
American Public Education, Inc.	1,540	66,620
American Superconductor Corp.	2,380	66,640
Associated Banc-Corp.	4,920	63,517
Autodesk, Inc.	2,410	67,482
BE Aerospace, Inc.	2,990	77,441
Bucyrus International Inc.	1,090	68,190
Capella Education Company	810	67,565
Career Education Corp.	2,450	68,235
CenturyTel, Inc.	2,020	69,225
Church & Dwight, Inc.	1,000	67,201
Clean Harbors, Inc.	1,200	68,029
Clearwire Corp.	10,100	64,236
Cleco Corp.	2,660	67,138
Developers Diversified Realty Corp.	6,330	68,000
DigitalGlobe, Inc.	2,900	69,194
DuPont Fabros Technology, Inc.	3,380	66,966
EQT Corp.	1,560	68,266
Equity Residential	1,860	67,752
Geo Group, Inc.	3,420	67,529
Graftech International Ltd.	5,280	65,877
GT Solar International, Inc.	11,140	66,029
Intuit, Inc.	2,070	66,964
Iron Mountain, Inc.	2,580	66,920
ITC Holdings Corp.	1,180	62,988
Kroger Co.	3,010	66,664
Lauder Estee Cos., Inc.	1,110	66,851
Macerich Co.	1,880	66,872
Mantech International Corp.	1,360	67,168
MB Financial, Inc.	3,370	68,580
McDermott International, Inc.	3,010	68,779
Mid-America Apartment Communities, Inc.	1,280	67,122
Ocwen Financial Corp.	6,150	66,417
OpenTable, Inc.	2,060	69,713
Ormat Technologies, Inc.	2,170	62,778
Owens Corning	2,890	68,368
PACCAR, Inc.	1,790	63,277
PacWest Bancorp	3,270	66,325
Precision Castparts Corp.	600	67,650
Radian Group, Inc.	6,610	65,430
Rovi Corp.	1,990	66,333
RRI Energy, Inc.	15,530	66,003
Safeway, Inc.	2,720	67,782
Scientific Games Corp.	4,060	68,563
Simon Property Group, Inc.	860	67,966
Spirit Aerosystems Holdings, Inc.	3,590	68,641
Sprint Nextel Corp.	20,440	67,839
Stericycle, Inc.	1,200	66,157
Strayer Education, Inc.	300	68,075
SunPower Corp.	3,620	67,875
Susquehanna Bancshares, Inc.	7,810	65,606
Sybase, Inc.	1,520	67,300
Taleo Corp.	2,850	67,196
Taubman Centers, Inc.	1,710	66,314
Terex Corp.	3,490	67,577
USG Corp.	5,100	68,748
VeriSign, Inc.	2,710	67,344
WebMD Health Corp.	1,590	68,149
Websense, Inc.	3,160	67,542
Webster Financial Corp.	4,000	64,000
Total Securities Sold Short (Proceeds $4,056,213)		$4,032,219

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date    April 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date    April 14, 2010

By     /s/ John Buckel
John Buckel, Treasurer

Date  April 14, 2010